Supplement to the
Fidelity® Balanced Fund
October 30, 2017
Prospectus

Tobias Welo no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

BAL-17-03 1.468108.132	November 17, 2017

Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2017
Prospectus

Tobias Welo no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

BAL-K-17-03 1.878258.119	November 17, 2017